Income Taxes	12 Months Ended
Dec. 31, 2024
Unite Acquisition 1 Corp. [Member]
Income Taxes [Line Items]
Income Taxes

Note 4. Income Taxes

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the financial statements is as follows:

	Years Ended December 31,
	2024	2023

Statutory federal income taxes	21.00%	21.00%
Statutory state income taxes	10.24	13.55
Change in valuation allowance	(31.28)	(34.69)
Total provision	(0.04)%	(0.14)%

Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and tax bases of assets using enacted tax rates in effect for years in which differences are expected to reverse.

Significant components of the Company’s deferred tax assets for federal income taxes consisted of the following:

	December 31,
	2024	2023

Deferred tax assets
Accrued advisory fees	$-	$3,127
Accrued officer compensation	-	6,879
Net operating loss carryforwards – State and Federal	85,817	25,424
Gross deferred tax assets	85,817	35,430
Valuation allowance	(85,817)	(35,430)
Deferred tax assets, net of valuation allowance	$-	$-

As of both years ended December 31, 2024 and 2023, the Company has net operating loss (NOL) carryforwards for federal income tax purposes of $274,495 and $81,335, respectively, which are available to offset future federal taxable income. The Company also has NOLs for state and local income tax purposes, each having balances of $274,321 and $81,219 for the years ended December 2024 and 2023, respectively that are available to offset future taxable income. The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns shall be subject to examination by the taxing authorities. The Company has insignificant amounts of income tax expense related to minimum state and city income taxes due to operating losses incurred for the years ended December 31, 2024 and 2023.

In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to allow for the realization of deferred tax assets. Based upon the historical and anticipated future losses, management has determined that the deferred tax assets do not meet the more-likely-than-not threshold for realizability. Accordingly, a full valuation allowance has been recorded against the Company’s net deferred tax assets as of December 31, 2024 and 2023. The valuation allowance increased by $50,387 during the year ended December 31, 2024.

The Company will recognize interest and penalties related to uncertain tax positions as a component of income tax expense/(benefit). As of December 31, 2024, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s financial statements. As of December 31, 2024, tax years for 2023 and 2022 are subject to examination by the tax authorities.